Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38923
Entity Registrant Name	Gaotu Techedu Inc.
Entity Central Index Key	0001768259
Entity Address, Address Line One	5F, Gientech Building
Entity Address, Address Line Two	17 East Zone,10 Xibeiwang East Road
Entity Address, City or Town	Haidian District, Beijing
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Address, Postal Zip Code	100193
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1113
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Opinion

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Gaotu Techedu Inc. and its subsidiaries (the “Company”) as of December 31, 2023 and 2024, the related consolidated statements of operations, comprehensive income/(loss), changes in shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes and the financial statement schedule listed in Schedule I (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated April 22, 2025, expressed an unqualified opinion on the Company’s internal control over financial reporting.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	5F, Gientech Building
Entity Address, Address Line Two	17 East Zone,10 Xibeiwang East Road
Entity Address, City or Town	Haidian District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100193
Local Phone Number	8282-6826
Contact Personnel Name	Nan Shen
Contact Personnel Email Address	shennan@gaotu.cn
City Area Code	86 10
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares,par value US$0.0001 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	95,317,937
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	73,305,288
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, every threerepresenting two Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	GOTU
Security Exchange Name	NYSE